Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrual of capital expenditures under long-term financing (Note 28)	₱ 5,580	₱ 13,673
Total provision for asset retirement obligations	1,630	1,582	₱ 1,437
Unearned revenues	324	270
Others (Note 28)	168	79
Deferred credits and non other liabilities	₱ 7,702	₱ 15,604